Intangible Assets - Additional Information (Details) - USD ($)	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019
Disclosure Of Intangible Assets [Line Items]
Trade name ,value	$ 42,600,000	$ 26,700,000
Discounted Cash Flow
Disclosure Of Intangible Assets [Line Items]
Debt leveraging interest rate	40.00%	50.00%
Market interest rate	5.90%	7.70%
Average growth rate	2.00%	2.00%
Terminal value growth rate	2.00%	2.00%
Trademarks
Disclosure Of Intangible Assets [Line Items]
Useful lives reassessed intangible assets	$ 6,300,000
Impairment charges of reassessed intangible assets	0
Impairment charge	$ 0
Bottom of Range
Disclosure Of Intangible Assets [Line Items]
Percentage of relief from royalty method used for impairment testing of intangible life	6.60%	8.50%
Top of Range
Disclosure Of Intangible Assets [Line Items]
Percentage of relief from royalty method used for impairment testing of intangible life	9.70%	9.70%
Carrying value
Disclosure Of Intangible Assets [Line Items]
Trade name ,value	$ 31,600,000	$ 25,300,000